EMPLOYEES	12 Months Ended
Dec. 31, 2023
EMPLOYEES
EMPLOYEES

10.EMPLOYEES

The average monthly number of persons (including directors) employed by the group during the period was:

	2023	2022	2021
	Number	Number	Number
Directors and employees	30	82	26

The aggregate remuneration (including directors) comprised of:

	2023	2022	2021
	$’000	$’000	$’000
Wages and salaries	6,017	11,051	3,042
Social security costs	250	799	265
Pension costs	163	37	33
Share based payments	3,892	6,096	1,825
	10,322	17,983	5,165